Basis of preparation	12 Months Ended
Dec. 31, 2025
Basis of preparation
Basis of preparation

Note 2.  Basis of preparation

(a)	Statement of compliance

The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were authorized for issuance by the Board of Directors on March 27, 2026.

(b)	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following material items in the statement of financial position:

1.	Financial assets at fair value through profit or loss;
2.	Financial assets at fair value through other comprehensive income;
3.	The defined benefit liability (asset) is recognized as the fair value of the plan assets less the present value of the defined benefit obligation.